Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2026
Vessels in Operation [Abstract]
Schedule of Vessels in Operation
	Vessel Cost, as adjusted for	Accumulated	Net Book
	Impairment charges	Depreciation	Value
As of January 1, 2025	$2,288,855	$(404,215)	$1,884,640

Additions	203,314	-	203,314
Depreciation	-	(91,906)	(91,906)
Disposals	(61,111)	27,951	(33,160)
As of December 31, 2025	$2,431,058	$(468,170)	$1,962,888

Additions	53,279	-	53,279
Depreciation	-	(49,727)	(49,727)
As of June 30, 2026	$2,484,337	$(517,897)	$1,966,440

Vessels Acquisitions	On June 17, 2026, the Company entered into a loan agreement to finance the acquisition of the three ECO 8,586 TEU Vessels (Note 7a).

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Koi (*)	8,586	2011	$30,000	December 29, 2025
Lotus A (*)	8,586	2010	$30,000	December 12, 2025
Cypress (*)	8,586	2011	$30,000	January 9, 2026

(*) The charters of the ECO 8,586 TEU Vessels resulted in an intangible liability of $57,183 that was recognized and will be amortized over the remaining useful life of the charters.

In January 2025, the Company took delivery of the fourth ECO 9,019 TEU Vessel as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Czech (*)	9,019	2015	$68,391	January 9, 2025

(*) The charter of the fourth ECO 9,019 TEU Vessel resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.

Vessels under Construction
As of June 30, 2026, the future remaining contractual commitments for the 15 container vessels under construction were as follows:

Amount
June 30, 2027	$74,463
June 30, 2028	88,887
June 30, 2029	670,756
June 30, 2030	371,417
Total contractual commitments	$1,205,523